Other current operating assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	6/30/2023	12/31/2022

Prepaid expenses	15.5	21.0
Indirect taxes (VAT/GST) receivables	35.1	39.7
Social security receivables	12.9	9.3
Other current assets	23.2	7.0
Other current operating assets	86.8	77.0

(CHF in millions)	6/30/2023	12/31/2022

Accrued expenses	85.3	25.0
Accrued personnel expenses	18.7	13.3
Indirect taxes (VAT/GST) payables	25.4	26.9
Interim operational account	20.6	13.2
Other current liabilities	9.7	3.3
Other current operating liabilities	159.8	81.7